NOTES PAYABLE (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended								12 Months Ended							0 Months Ended			12 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 February 24 Debt Issuance	Dec. 31, 2012 June 19 Debt Issuance	Dec. 31, 2011 March 1 2011 Debt Issuance	Dec. 31, 2012 November and December 2011 Debt Issuance	Dec. 31, 2011 November and December 2011 Debt Issuance	Dec. 31, 2012 VitaMed Promissory Note June 2011	Dec. 31, 2011 VitaMed Promissory Note June 2011	Dec. 31, 2012 First United Line of Credit	Dec. 31, 2011 First United Line of Credit	Dec. 31, 2011 VitaMed Promissory Notes September October 2011	Dec. 31, 2012 December 2011 Debt Issuance	Dec. 31, 2011 December 2011 Debt Issuance	Oct. 18, 2011 Promissory Notes issued for consulting services	Apr. 18, 2011 Promissory Notes issued for consulting services	Dec. 31, 2010 Promissory Notes issued for consulting services	Dec. 31, 2012 Promissory Note Individual February 24 Debt Issuance	Dec. 31, 2012 Promissory Note Individual June 19 Debt Issuance	Dec. 31, 2012 Promissory Note Entity February 24 Debt Issuance	Dec. 31, 2012 Promissory Note Entity June 19 Debt Issuance
Debt Interest rate					6.00%					20.00%	6.00%	6.00%	6.00%	6.00%			4.00%				6.00%		6.00%	6.00%	6.00%	6.00%
Promissory notes sold in January and February 2012					$ 900,000
Promissory notes sold in August and September 2012					1,600,000
Promissory notes sold in September 2012					200,000
Promissory notes, principal					3,102,000								500,000	500,000			534,160				210,000	210,000	1,358,014	2,347,128	1,357,110	2,344,719
Warrants Issued														613,718			1,415,136						4,500,000		4,500,000
New Funding								1,000,000		2,000,000
Notes surrendered								1,700,000		2,691,847													1,347,128		1,344,719
Accrued Interest forfeited								15,124
Warrants Issued - Note Modification								5,685,300	7,000,000
Warrants Issued - new Funding								3,314,700		7,000,000
Fair Value of Prior Notes Extinguished								1,517,741
Debt Discount from February 24, 2012 note								197,383
Loss on extinguishment of debt				(10,307,864)	(10,307,864)	(7,390,000)		10,307,864
FV Warrants - treated as Debt Discount								859,647		1,649,890
Interest Expense								859,647					33,204	21,453	7,366	5,650		6,344	2,390
Additional Funding - March-May2012								3,000,000
Shares issued in exercise of warrants					3,102,000	17,250		3,102,000
Shares issued in exercise of warrants, shares					8,145,486	92,057		8,145,486
Interest Rate of June 19, 2012 notes									6.00%	6.00%
Amortization of debt discount					1,604,240	28,719	0	859,647	547,210
Notes payable, net of debt discount of $1,102,680 and $0, respectively					3,589,167							800,000
Debt discount on notes payable					1,102,680	0		859,647	1,102,680				28,719
VitaMed Senior Secured Promissory Notes Interest Rate													6.00%	6.00%
Value of debt converted to shares					1,054,647	849,137							1,054,647	1,054,647						7,600,000
Shares issued in exchange for debt, shares					2,775,415	21,681,958							2,775,415	2,775,415						20,000,000
Conversion Price Per share					$ 0.38								$ 0.38	$ 0.38
Beneficial Conversion Feature		(6,716,504)		(6,716,504)	(6,716,504)
First United line of credit, maximum					300,000
First United line of credit, Personal Guarantees					100,000
First United line of credit, Personal Guarantees Warrants Issued					613,713
First United line of credit, Interest Rate					3.02%
First United line of credit, extension Interest Rate					2.35%
First United line of credit, Outstanding Principal					299,220
Notes Paydown July 2011					200,000
Notes extension					300,000
Notes Paydown October 2011					50,000					170,152
Notes conversion, value													100,000	100,000
Notes conversion Common Stock													266,822	266,822
Interest Accrued - VitaMed Promissory Notes paid in full					2,160
Promissory notes extended through October 15, 2012 - Milligan					50,000
Promissory notes extended through October 15, 2012 - BF Investments					50,000
Promissory Notes Issued December 2011						100,000
Promissory Notes Issued December 2011, value of each note						50,000
Promissory Notes Issued December 2011 outstanding balance					50,000
Interest Accrued and paid in full - Promissory Notes Issued December 2011					888
Notes payable, related parties						$ 200,000